INVENTORIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market. Cost for inventory is comprised of the purchase price of raw materials plus conversion costs. Inventories by major classification are as follows:

	October 1, 2016	January 2, 2016
Finished goods	$134,927	$136,762
Raw materials	46,063	48,894
Work in process	2,688	2,330
Reserves for excess and obsolete inventory	(5,507)	(4,450)

	$178,171	$183,536

5. INVENTORIES

Inventories by major classification are as follows:

	January 2, 2016	January 3, 2015
Finished goods	$136,762	$125,605
Raw materials	48,894	64,269
Work in process	2,330	3,278
Reserves for excess and obsolete inventory	(4,450)	(3,419)

	$183,536	$189,733